Expendable Spare Parts and Supplies, Net of Provision for Obsolescence - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Maintenance expense	$ 84,662	$ 60,027	$ 59,579